FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) ₨ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PKR (₨)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PKR (₨)
Veon Holdings B.v. Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 1,250.0		$ 1,586.0
Utilized	0.0		0.0
Available	1,250.0		1,586.0
PMCL - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	283.0	₨ 50,000
Utilized	57.0	10,000
Available	226.0	40,000
PMCL - Syndicated Term Facility and Islamic Finance Facility
Disclosure of detailed information about borrowings [line items]
Facility amount			90.0	₨ 14,369
Utilized			62.0	9,999
Available			28.0	4,370
TNS - Plus LLC - Term Facilities
Disclosure of detailed information about borrowings [line items]
Facility amount	9.0	4,000
Utilized	6.0	2,783
Available	3.0	₨ 1,217
PMCL - Term Facility Available Until October 2025
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 0.3
PMCL - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount			24.0	10,000
Utilized			12.0	5,000
Available			12.0	₨ 5,000
Veon Holdings B.V. Revolving Credit Facility, available until February 2021
Disclosure of detailed information about borrowings [line items]
Reduced facility amount			$ 1,382.0
Liquidity risk
Disclosure of detailed information about borrowings [line items]
Percentage of debt that will mature in less than one year	7.00%	7.00%	5.00%	5.00%